OTHER ASSETS	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
OTHER ASSETS
9.	OTHER ASSETS

	December 31, 2014	December 31, 2013

Collaborative arrangements (note 15)	$955	$1,497
Debt issuance costs	796	1,253
Other	261	263
	$2,012	$3,013